Derivative instruments - Contracts Falling under Early Termination Provisions (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Credit Derivatives [Line Items]
Aggregate fair value of OTC derivatives in net liability positions	$ 381	$ 2,163
Collateral posted	1,009	1,940
A3 | A-
Credit Derivatives [Line Items]
Aggregate fair value of OTC derivatives in net liability positions	61	40
Baa2 | BBB
Credit Derivatives [Line Items]
Aggregate fair value of OTC derivatives in net liability positions	252	646
Ba1 | BB+
Credit Derivatives [Line Items]
Aggregate fair value of OTC derivatives in net liability positions	$ 714	$ 2,710